Fixed Assets, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
FIXED ASSETS, NET
12.	FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computer equipment	2,436,926	2,343,061	359,090
Office building	588,685	588,685	90,220
Leasehold improvements	129,010	141,065	21,619
Office furniture and equipment	132,693	135,759	20,806
Others	18,891	19,757	3,028
	3,306,205	3,228,327	494,763
Less: Accumulated depreciation	(1,632,225)	(1,860,149)	(285,080)
Construction in progress	80,387	25,289	3,875
	1,754,367	1,393,467	213,558

Impairment charges in the amount of nil, nil and RMB95,111 (US$14,576) were recognized on fixed assets for the years ended December 31, 2018, 2019 and 2020, respectively.

Depreciation expense was RMB312,138, RMB476,068 and RMB480,396 (US$73,624) for the years ended December 31, 2018, 2019 and 2020, respectively.